Redeemable Convertible Preferred Stock - Summary of Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized (in shares)			95,997,674	87,366,518
Shares Issued (in shares)			93,328,118	84,514,191
Shares Outstanding (in shares)			93,328,118	84,514,191
Aggregate Liquidation Value			$ 268,452	$ 206,138
Proceeds, Net of Issuance Costs			$ 238,641	$ 186,741
Series Seed
Temporary Equity [Line Items]
Shares Authorized (in shares)			4,987,477	4,987,477
Shares Issued (in shares)			4,987,477	4,987,477
Shares Outstanding (in shares)			4,987,477	4,987,477
Aggregate Liquidation Value			$ 0	$ 0
Proceeds, Net of Issuance Costs			$ 0	$ 0
Issue Price per Share (in dollars per share)			$ 0	$ 0
Series A
Temporary Equity [Line Items]
Shares Authorized (in shares)			23,822,492	23,822,492
Shares Issued (in shares)			23,822,492	23,822,492
Shares Outstanding (in shares)			23,822,492	23,822,492
Aggregate Liquidation Value			$ 6,621	$ 6,621
Proceeds, Net of Issuance Costs			$ 5,106	$ 5,106
Issue Price per Share (in dollars per share)			$ 0.28	$ 0.28
Series A-1
Temporary Equity [Line Items]
Shares Authorized (in shares)			5,742,012	5,742,012
Shares Issued (in shares)			5,742,012	5,742,012
Shares Outstanding (in shares)			5,742,012	5,742,012
Aggregate Liquidation Value			$ 753	$ 753
Proceeds, Net of Issuance Costs			$ 740	$ 740
Issue Price per Share (in dollars per share)			$ 0.13	$ 0.13
Series B
Temporary Equity [Line Items]
Shares Authorized (in shares)			13,270,590	13,270,590
Shares Issued (in shares)			13,270,590	13,270,590
Shares Outstanding (in shares)			13,270,590	13,270,590
Aggregate Liquidation Value			$ 24,600	$ 24,600
Proceeds, Net of Issuance Costs			$ 23,429	$ 23,429
Issue Price per Share (in dollars per share)			$ 1.85	$ 1.85
Series B-1
Temporary Equity [Line Items]
Shares Authorized (in shares)			9,807,852	9,807,952
Shares Issued (in shares)			9,807,952	9,807,952
Shares Outstanding (in shares)			9,807,952	9,807,952
Aggregate Liquidation Value			$ 20,000	$ 20,000
Proceeds, Net of Issuance Costs			$ 14,965	$ 14,965
Issue Price per Share (in dollars per share)			$ 2.04	$ 2.04
Series B-2
Temporary Equity [Line Items]
Shares Authorized (in shares)			13,464,939	13,464,939
Shares Issued (in shares)			13,464,939	13,464,939
Shares Outstanding (in shares)			13,464,939	13,464,939
Aggregate Liquidation Value			$ 51,371	$ 51,371
Proceeds, Net of Issuance Costs			$ 49,911	$ 49,911
Issue Price per Share (in dollars per share)			$ 3.82	$ 3.82
Series C
Temporary Equity [Line Items]
Shares Authorized (in shares)			14,850,340	16,271,056
Shares Issued (in shares)		13,418,728	14,760,594	13,418,729
Shares Outstanding (in shares)			14,760,594	13,418,729
Aggregate Liquidation Value			$ 113,072	$ 102,793
Proceeds, Net of Issuance Costs		$ 92,600	$ 92,590	$ 92,590
Issue Price per Share (in dollars per share)			$ 7.67	$ 7.67
Series D
Temporary Equity [Line Items]
Shares Authorized (in shares)			10,051,872
Shares Issued (in shares)	7,472,062		7,472,062
Shares Outstanding (in shares)			7,472,062
Aggregate Liquidation Value			$ 52,035
Proceeds, Net of Issuance Costs	$ 51,900		$ 51,900
Issue Price per Share (in dollars per share)			$ 6.96